Document and Entity Information	0 Months Ended
Apr. 04, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr 4, 2013
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	Apr 4, 2013
Document Effective Date	Apr 4, 2013
Prospectus Date	Feb 28, 2013
Focused Multi-Asset Strategy Portfolio | Focused Multi-Asset Strategy Portfolio | Class A
Risk/Return:
Trading Symbol	FASAX
Focused Multi-Asset Strategy Portfolio | Focused Multi-Asset Strategy Portfolio | Class B
Risk/Return:
Trading Symbol	FMABX
Focused Multi-Asset Strategy Portfolio | Focused Multi-Asset Strategy Portfolio | Class C
Risk/Return:
Trading Symbol	FMATX

Focused Multi-Asset Strategy Portfolio | Focused Multi-Asset Strategy Portfolio
Focused Multi-Asset Strategy Portfolio

SUNAMERICA SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Multi-Asset Strategy Portfolio (the “Portfolio”)

Supplement dated April 4, 2013 to the Prospectus

dated February 28, 2013, as supplemented and amended to date

Effective immediately, the performance information with respect to the Portfolio included in the table on page 22 of the Portfolio’s Prospectus within the “Portfolio Highlights” section under the heading “Performance Information,” is hereby deleted and replaced with the following:

Average Annual Total Returns (as of the periods ended December 31, 2012)
Average Annual Returns Focused Multi-Asset Strategy Portfolio		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Class I Shares Since Inception	Average Annual Returns, Class I Shares Inception Date
Class B		(2.83%)	(3.16%)	4.60%
Class C		0.19%	(2.78%)	4.48%
Class I		1.80%			(0.22%)	Aug 15, 2011
Class A		(3.99%)	(3.30%)	4.52%
After Taxes on Distributions Class A		(4.23%)	(3.83%)	3.61%
After Taxes on Distributions and Sale of Portfolio Shares Class A	[1]	(2.45%)	(3.05%)	3.68%
Russell 3000�� Index		16.42%	2.04%	7.68%	17.25%	Aug 15, 2011
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001020861_SupplementTextBlock

SUNAMERICA SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Multi-Asset Strategy Portfolio (the “Portfolio”)

Supplement dated April 4, 2013 to the Prospectus

dated February 28, 2013, as supplemented and amended to date

Effective immediately, the performance information with respect to the Portfolio included in the table on page 22 of the Portfolio’s Prospectus within the “Portfolio Highlights” section under the heading “Performance Information,” is hereby deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Focused Multi-Asset Strategy Portfolio
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2012)
Russell 3000�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.68%
Average Annual Returns, Class I Shares Since Inception	rr_AverageAnnualReturnSinceInception	17.25%
Average Annual Returns, Class I Shares Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2011
Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.99%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.30%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.52%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.83%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.61%
Class A | After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.45%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.05%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.68%	[1]
Average Annual Returns, Class I Shares Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Class B
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.60%
Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.78%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.48%
Class I
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.80%
Average Annual Returns, Class I Shares Since Inception	rr_AverageAnnualReturnSinceInception	(0.22%)
Average Annual Returns, Class I Shares Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2011

[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013